Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 258,075
Cost of sales	414,098
Gross Profit (Loss)	(156,023)
Operating expenses
Depreciation and amortization	433,693	137,271
Consulting and professional fees	1,463,786	2,377,926
Personnel expenses	624,710	495,699
General and administrative expenses	2,305,195	1,019,287
Total operating expenses	4,827,384	4,030,183
Operating loss	(4,983,407)	(4,030,183)
Other income (expenses):
Finance income		2,953
Finance expense	(925,092)	(81,083)
Foreign exchange gain (loss), net	273,606	(132,842)
Transaction costs	(350,000)
Change in fair value of financial liabilities measured at FVTPL	1,750,820
Gain (loss) on debt settlement	1,914,956	(219,719)
Other income		74,455
Gain on sale of subsidiary		198,780
Write-off of AP, net		475,816
Write-off of holdback payable		400,000
Write-off of loan receivable	(235,686)
Impairment loss	(44,812,112)
Total Other income	(42,383,508)	718,360
Net loss from continuing operations	(47,366,915)	(3,311,823)
Gain (loss) from discontinued operation	507,604	(784,206)
Net loss	(46,859,311)	(4,096,029)
Translation adjustment	(175,651)	(101,188)
Comprehensive loss	(47,034,962)	(4,197,217)
Net loss attributable to:
Shareholders of the Company	(45,653,948)	(4,096,029)
Non-controlling interest	(1,205,363)
Net loss attributable	(46,859,311)	(4,096,029)
Net comprehensive loss attributable to:
Shareholders of the Company	(46,242,254)	(4,197,217)
Non-controlling interest	(792,708)
Net comprehensive loss attributable	$ (47,034,962)	$ (4,197,217)
Loss per share from continuing operations – basic (in Dollars per share)	$ (669.58)	$ (223.48)
Loss per share from continuing operations – diluted (in Dollars per share)	(669.58)	(223.48)
Loss per share – basic (in Dollars per share)	(662.22)	(276.4)
Loss per share – diluted (in Dollars per share)	$ (662.22)	$ (276.4)
Weighted average common shares outstanding (in Shares)	68,941	14,819